Price Risk Management Assets And Liabilities (Fair Value Of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Asset Derivatives	$ 213	$ 346
Liability Derivatives	(430)	(424)
Designated as Hedging Instrument [Member]
Asset Derivatives	8	82
Liability Derivatives	(10)	(11)
Designated as Hedging Instrument [Member] | Commodity Derivatives (Margin Deposits) [Member]
Asset Derivatives	8	77
Liability Derivatives	(10)	(1)
Designated as Hedging Instrument [Member] | Commodity Derivatives [Member]
Asset Derivatives	0	5
Liability Derivatives	0	(10)
Not Designated as Hedging Instrument [Member]
Asset Derivatives	205	264
Liability Derivatives	(420)	(413)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives (Margin Deposits) [Member]
Asset Derivatives	110	227
Liability Derivatives	(116)	(251)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives [Member]
Asset Derivatives	40	1
Liability Derivatives	(44)	(5)
Not Designated as Hedging Instrument [Member] | Interest Rate Derivatives [Member]
Asset Derivatives	55	36
Liability Derivatives	(235)	(118)
Not Designated as Hedging Instrument [Member] | Embedded Derivatives [Member]
Asset Derivatives	0	0
Liability Derivatives	$ (25)	$ (39)